Note 34 - Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of credit risk exposure [text block]
	Cash and cash equivalents		Trade receivables
Carrying Amount	2024	2023	2024	2023
Zimbabwe	2,592	3,989	324	4,215
Jersey, Channel Islands	42	818	–	–
Other regions	1,626	1,901	4,187	1,618
	4,260	6,708	4,511	5,833

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
December 31, 2024	Carrying amount	Contractual cashflows
		Total	12 months or less	Within 2 years	Within 3 to 4 years
Trade and other payables	13,714	13,714	13,714	–	–
Loan note payable	9,168	10,473	855	7,522	2,096
Lease liabilities	294	355	121	82	152
Loans and borrowings	2,674	3,118	1,464	1,323	331
Overdrafts	12,928	12,928	12,928	–	–
	38,778	40,588	29,082	8,927	2,579
December 31, 2023	Carrying amount	Contractual cashflows
		Total	12 months or less	Within 2 years	Within 3 to 4 years
Trade and other payables	10,977	10,977	10,977	–	–
Loan note payable	7,112	8,663	665	665	7,333
Lease liabilities	208	217	175	42	–
Overdrafts	17,740	17,740	17,740	–	–
	36,037	37,597	29,557	707	7,333

Disclosure of gold price effect on derivative financial instruments [text block]
	2024	2023

Derivative financial assets - Put option
Increase by 5% of the gold price	–	–
Decrease by 5% of the gold price	–	4
Fair value loss on derivative financial instruments	2024	2023

Derivative financial assets - Put option
Increase by 5% of the gold price	–	–
Decrease by 5% of the gold price	–	4

Sensitivity analysis for types of market risk [text block]
	2024		2023
	$'000		$'000
	Functional currency		Functional currency
	ZAR		ZAR

Cash and cash equivalents	62	1,729	62	4,706
USD denominated	61	–	61	–
ZAR denominated	–	1,477	–	989
ZiG denominated	–	252	–	–
RTGS$ denominated	–	–	–	3,424
GBP denominated	1	–	1	293
CAD denominated	–	–	–	–

Trade and other receivables - ZiG denominated	–	3,873	–	–
Trade and other payables - ZiG denominated	–	(76)	–	–
Trade and other receivables - RTGS$ denominated	–	–	–	3,118
Trade and other payables - RTGS$ denominated	–	–	–	(106)
	62	5,526	62	7,718
	2024		2023
	$'000		$'000
	Functional currency		Functional currency
	ZAR		ZAR

Cash and cash equivalents	3	12	3	177
Trade and other receivables	–	184	–	148
Trade and other payables	–	(4)	–	(5)
	3	192	3	320
	2024	2023

Cash and cash equivalents	4,260	6,708
Loans and borrowings	(2,674)	–
Overdrafts	(12,928)	(17,740)
	(11,342)	(11,032)
Sensitivity analysis - Cash and cash equivalents	2024	2023

Increase by 100 basis points	43	67
Decrease by 100 basis points	(43)	(67)

Sensitivity analysis - Loans and borrowings

Increase by 100 basis points	27	–
Decrease by 100 basis points	(27)	–

Sensitivity analysis - Overdraft

Increase by 100 basis points	129	177
Decrease by 100 basis points	(129)	(177)